Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of nominal amounts of future fixed minimum rental income - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Nominal Amounts of Future Fixed Minimum Rental Income [Abstract]
Within 1 year	S/ 3,728	S/ 4,250
After 1 year but no more than 5 years	28,241	37,731
More than 5 years	S/ 33,438	S/ 42,301